Pension Schemes - Schedule of Defined Benefit Pension Schemes (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Service cost	£ 47	£ 41	£ 67
Settlement and past service credits	(43)	(5)	(61)
Defined benefit pension expense	4	36	6
Net interest on net defined benefit obligation	15	14	21
Net defined benefit pension expense	19	50	27
United Kingdom [member]
Disclosure of defined benefit plans [line items]
Service cost	33	27	34
Settlement and past service credits	(42)		(1)
Defined benefit pension expense	(9)	27	33
Net interest on net defined benefit obligation	10	9	14
Net defined benefit pension expense	1	36	47
United States [member]
Disclosure of defined benefit plans [line items]
Service cost	14	14	18
Settlement and past service credits	(1)	(5)
Defined benefit pension expense	13	9	18
Net interest on net defined benefit obligation	5	5	5
Net defined benefit pension expense	£ 18	£ 14	23
Netherlands [member]
Disclosure of defined benefit plans [line items]
Service cost			15
Settlement and past service credits			(60)
Defined benefit pension expense			(45)
Net interest on net defined benefit obligation			2
Net defined benefit pension expense			£ (43)